UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2022

FRANKLIN

U.S. SMALL CAP

EQUITY FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks long-term capital appreciation.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Franklin U.S. Small Cap Equity Fund for the six-month reporting period ended June 30, 2022. Please read on for Fund performance information during the Fund’s reporting period.

Special shareholder notice

Effective March 1, 2022, Jacqueline Kenney (formerly known as Jacqueline Hurley) is no longer a portfolio manager for the Fund. For more information, please see the Fund’s prospectus supplement dated March 1, 2022.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 29, 2022

II	Franklin U.S. Small Cap Equity Fund

Performance review

For the six months ended June 30, 2022, Class I shares of Franklin U.S. Small Cap Equity Fund returned -20.78%. The Fund’s unmanaged benchmark, the Russell 2000 Indexi, returned -23.43% for the same period. The Lipper Small-Cap Core Funds Category Averageii returned -18.85% over the same time frame.

Performance Snapshot as of June 30, 2022 (unaudited)
(excluding sales charges)	6 months
Franklin U.S. Small Cap Equity Fund:
Class A	-20.89%
Class C	-21.23%
Class FI	-20.90%
Class I	-20.78%
Class IS	-20.66%
Russell 2000 Index	-23.43%
Lipper Small-Cap Core Funds Category Average	-18.85%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 1, 2022, the gross total annual fund operating expense ratios for Class A, Class C, Class FI, Class I and Class IS shares were 1.32%, 2.04%, 1.77%, 1.03% and 0.84%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 1.30% for Class A shares, 2.05% for Class C shares, 1.30% for Class FI shares, 1.00% for Class I shares and 0.75% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

Franklin U.S. Small Cap Equity Fund	III

Performance review (cont’d)

The manager has also agreed to voluntarily waive fees and/or reimburse operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, so that annual fund operating expenses will not exceed 1.20% for Class A shares, 1.95% for Class C shares, 1.20% for Class FI shares and 0.90% for Class I shares. These arrangements are expected to continue until December 31, 2023 but may be terminated at any time by the manager.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 29, 2022

RISKS: Equity securities are subject to market and price fluctuations. Investments in small-cap companies may involve greater risks and volatility than investments in larger, more established companies. Small-cap companies may have limited product lines, operating histories, markets or financial resources. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and may have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

IV	Franklin U.S. Small Cap Equity Fund

[i]

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

ii

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2022, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 860 funds in the Fund’s Lipper category, and excluding sales charges, if any.

Franklin U.S. Small Cap Equity Fund	V

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of June 30, 2022 and December 31, 2021. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Franklin U.S. Small Cap Equity Fund 2022 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2022 and held for the six months ended June 30, 2022.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charges[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	-20.89%	$1,000.00	$791.10	1.20%	$5.33	Class A	5.00%	$1,000.00	$1,018.84	1.20%	$6.01
Class C	-21.23	1,000.00	787.70	1.95	8.64	Class C	5.00	1,000.00	1,015.12	1.95	9.74
Class FI	-20.90	1,000.00	791.00	1.20	5.33	Class FI	5.00	1,000.00	1,018.84	1.20	6.01
Class I	-20.78	1,000.00	792.20	0.90	4.00	Class I	5.00	1,000.00	1,020.33	0.90	4.51
Class IS	-20.66	1,000.00	793.40	0.75	3.33	Class IS	5.00	1,000.00	1,021.08	0.75	3.76

2	Franklin U.S. Small Cap Equity Fund 2022 Semi-Annual Report

[1]	For the six months ended June 30, 2022.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Franklin U.S. Small Cap Equity Fund 2022 Semi-Annual Report	3

Schedule of investments (unaudited)

June 30, 2022

Franklin U.S. Small Cap Equity Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Common Stocks — 97.0%
Communication Services — 3.1%
Diversified Telecommunication Services — 0.9%
EchoStar Corp., Class A Shares	14,030	$270,779	*
Iridium Communications Inc.	12,878	483,697	*
Ooma Inc.	12,426	147,124	*
Total Diversified Telecommunication Services		901,600
Entertainment — 0.1%
Marcus Corp.	8,418	124,334	*
Interactive Media & Services — 1.2%
Angi Inc.	51,513	235,930	*
Cargurus Inc.	12,025	258,417	*
EverQuote Inc., Class A Shares	3,073	27,165	*
TrueCar Inc.	73,491	190,342	*
Yelp Inc.	17,370	482,365	*
Total Interactive Media & Services		1,194,219
Media — 0.5%
Gannett Co. Inc.	53,448	154,999	*
Perion Network Ltd.	16,702	303,643	*
Total Media		458,642
Wireless Telecommunication Services — 0.4%
Shenandoah Telecommunications Co.	8,017	177,977
Telephone & Data Systems Inc.	7,883	124,473
United States Cellular Corp.	5,344	154,762	*
Total Wireless Telecommunication Services		457,212
Total Communication Services		3,136,007
Consumer Discretionary — 8.8%
Auto Components — 0.8%
Goodyear Tire & Rubber Co.	7,574	81,117	*
Patrick Industries Inc.	4,009	207,827
Standard Motor Products Inc.	6,213	279,523
XPEL Inc.	5,010	230,109	*
Total Auto Components		798,576
Automobiles — 0.2%
Winnebago Industries Inc.	4,076	197,931
Diversified Consumer Services — 0.4%
Perdoceo Education Corp.	18,707	220,369	*
Vivint Smart Home Inc.	46,767	162,749	*
Total Diversified Consumer Services		383,118
Hotels, Restaurants & Leisure — 1.8%
Bloomin’ Brands Inc.	26,056	433,051

See Notes to Financial Statements.

4	Franklin U.S. Small Cap Equity Fund 2022 Semi-Annual Report

Franklin U.S. Small Cap Equity Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Hotels, Restaurants & Leisure — continued
Bluegreen Vacations Holding Corp.	8,284	$206,769
Brinker International Inc.	7,148	157,470	*
Cracker Barrel Old Country Store Inc.	802	66,959
Dave & Buster’s Entertainment Inc.	10,021	328,488	*
Fiesta Restaurant Group Inc.	10,622	75,841	*
Jack in the Box Inc.	3,875	217,233
Penn National Gaming Inc.	4,008	121,923	*
Red Robin Gourmet Burgers Inc.	3,741	30,040	*
Ruth’s Hospitality Group Inc.	10,021	162,942
Total Hotels, Restaurants & Leisure		1,800,716
Household Durables — 2.1%
Beazer Homes USA Inc.	44,094	532,215	*
Ethan Allen Interiors Inc.	12,693	256,525
GoPro Inc., Class A Shares	28,060	155,172	*
M/I Homes Inc.	6,948	275,558	*
MDC Holdings Inc.	4,676	151,081
Meritage Homes Corp.	6,014	436,015	*
Tri Pointe Homes Inc.	18,774	316,717	*
Total Household Durables		2,123,283
Leisure Products — 0.3%
Smith & Wesson Brands Inc.	22,047	289,477
Multiline Retail — 0.2%
Macy’s Inc.	13,361	244,773
Specialty Retail — 2.6%
Academy Sports & Outdoors Inc.	12,693	451,109
Big 5 Sporting Goods Corp.	28,060	314,553
Dick’s Sporting Goods Inc.	4,009	302,158
Genesco Inc.	4,143	206,777	*
Hibbett Inc.	6,681	292,027
MarineMax Inc.	9,687	349,894	*
Signet Jewelers Ltd.	8,686	464,354
TravelCenters of America Inc.	8,552	294,787	*
Total Specialty Retail		2,675,659
Textiles, Apparel & Luxury Goods — 0.4%
Lakeland Industries Inc.	11,357	174,444	*
Movado Group Inc.	9,353	289,288
Total Textiles, Apparel & Luxury Goods		463,732
Total Consumer Discretionary		8,977,265

See Notes to Financial Statements.

Franklin U.S. Small Cap Equity Fund 2022 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Franklin U.S. Small Cap Equity Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Consumer Staples — 5.4%
Beverages — 0.7%
Coca-Cola Consolidated Inc.	1,203	$678,372
Food & Staples Retailing — 1.4%
SpartanNash Co.	22,322	673,455
United Natural Foods Inc.	18,707	737,056	*
Total Food & Staples Retailing		1,410,511
Food Products — 1.8%
Darling Ingredients Inc.	11,358	679,208	*
John B Sanfilippo & Son Inc.	4,009	290,612
Sanderson Farms Inc.	2,005	432,138
Simply Good Foods Co.	11,357	428,954	*
Total Food Products		1,830,912
Personal Products — 0.9%
Medifast Inc.	2,873	518,605
Nature’s Sunshine Products Inc.	11,491	122,609	*
USANA Health Sciences Inc.	3,274	236,907	*
Total Personal Products		878,121
Tobacco — 0.6%
Turning Point Brands Inc.	7,349	199,378
Vector Group Ltd.	44,094	462,987
Total Tobacco		662,365
Total Consumer Staples		5,460,281
Energy — 6.6%
Oil, Gas & Consumable Fuels — 6.6%
Berry Corp.	47,970	365,531
Diamondback Energy Inc.	5,011	607,083
Golar LNG Ltd.	19,375	440,781	*
Laredo Petroleum Inc.	8,352	575,787	*
Murphy Oil Corp.	20,043	605,098
Oasis Petroleum Inc.	3,675	447,064
Ovintiv Inc.	21,379	944,738
PDC Energy Inc.	4,343	267,572
Ranger Oil Corp., Class A Shares	20,043	658,814	*
REX American Resources Corp.	2,005	170,024	*
SandRidge Energy Inc.	53,448	837,530	*
SM Energy Co.	23,383	799,465
Total Energy		6,719,487
Financials — 15.8%
Banks — 8.4%
Amerant Bancorp Inc.	10,151	285,446

See Notes to Financial Statements.

6	Franklin U.S. Small Cap Equity Fund 2022 Semi-Annual Report

Franklin U.S. Small Cap Equity Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Banks — continued
Berkshire Hills Bancorp Inc.	18,707	$463,372
Carter Bankshares Inc.	30,022	396,290	*
Central Pacific Financial Corp.	11,491	246,482
Community Trust Bancorp Inc.	2,404	97,218
Equity Bancshares Inc., Class A Shares	9,554	278,595
Financial Institutions Inc.	10,021	260,746
First BanCorp	66,757	861,833
First Commonwealth Financial Corp.	21,810	292,690
First Financial Corp.	6,614	294,323
First Horizon Corp.	26,724	584,187
First Internet Bancorp	6,013	221,399
Flushing Financial Corp.	20,043	426,114
Hancock Whitney Corp.	7,518	333,273
Hanmi Financial Corp.	36,745	824,558
Heartland Financial USA Inc.	3,674	152,618
Heritage Financial Corp.	8,685	218,514
HomeStreet Inc.	7,349	254,790
HomeTrust Bancshares Inc.	8,017	200,425
Hope Bancorp Inc.	32,269	446,603
Midland States Bancorp Inc.	14,221	341,873
OFG Bancorp	18,467	469,062
Peoples Bancorp Inc.	10,355	275,443
Umpqua Holdings Corp.	16,034	268,890
Total Banks		8,494,744
Capital Markets — 1.3%
Affiliated Managers Group Inc.	2,005	233,783
BGC Partners Inc., Class A Shares	87,455	294,723
Cowen Inc., Class A Shares	14,595	345,756
Evercore Inc., Class A Shares	1,336	125,063
Moelis & Co., Class A Shares	8,685	341,755
Total Capital Markets		1,341,080
Consumer Finance — 1.6%
Encore Capital Group Inc.	9,288	536,568	*
Enova International Inc.	20,043	577,639	*
LendingClub Corp.	26,615	311,129	*
NerdWallet Inc., Class A Shares	29,397	233,118	*
Total Consumer Finance		1,658,454
Insurance — 1.9%
Genworth Financial Inc., Class A Shares	100,216	353,762	*
ProAssurance Corp.	12,025	284,151

See Notes to Financial Statements.

Franklin U.S. Small Cap Equity Fund 2022 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Franklin U.S. Small Cap Equity Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Insurance — continued
Safety Insurance Group Inc.	5,212	$506,085
Stewart Information Services Corp.	8,017	398,846
United Fire Group Inc.	9,487	324,740
Total Insurance		1,867,584
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Redwood Trust Inc.	36,918	284,638
Thrifts & Mortgage Finance — 2.3%
Essent Group Ltd.	5,151	200,374
Flagstar Bancorp Inc.	10,021	355,244
MGIC Investment Corp.	44,763	564,014
Mr. Cooper Group Inc.	8,685	319,087	*
NMI Holdings Inc., Class A Shares	13,361	222,461	*
Radian Group Inc.	35,087	689,459
Total Thrifts & Mortgage Finance		2,350,639
Total Financials		15,997,139
Health Care — 14.3%
Biotechnology — 6.4%
Abeona Therapeutics Inc.	213,793	44,469	*
Achieve Life Sciences Inc.	23,069	112,577	*
Achillion Pharmaceuticals Inc., CVR	89,796	0	* (a)(b)(c)
Aeglea BioTherapeutics Inc.	30,064	15,185	*
Agios Pharmaceuticals Inc.	7,727	171,308	*
Akebia Therapeutics Inc.	80,173	28,309	*
Alaunos Therapeutics Inc.	128,783	159,691	*
Alector Inc.	14,297	145,258	*
Alkermes PLC	13,562	404,012	*
AnaptysBio Inc.	9,621	195,306	*
Anika Therapeutics Inc.	5,010	111,823	*
Aptevo Therapeutics Inc.	10,288	36,831	*
Aravive Inc.	24,853	24,552	*
Arbutus Biopharma Corp.	30,064	81,473	*
Ardelyx Inc.	200,432	118,235	*
Arrowhead Pharmaceuticals Inc.	1,669	58,766	*
Assembly Biosciences Inc.	36,745	77,165	*
Atara Biotherapeutics Inc.	20,043	156,135	*
Atossa Therapeutics Inc.	46,767	50,976	*
Beyondspring Inc.	12,092	17,412	*
Bluebird Bio Inc.	1,603	6,636	*
Calithera Biosciences Inc.	4,342	10,681	*
Caribou Biosciences Inc.	14,030	76,183	*

See Notes to Financial Statements.

8	Franklin U.S. Small Cap Equity Fund 2022 Semi-Annual Report

Franklin U.S. Small Cap Equity Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Biotechnology — continued
CASI Pharmaceuticals Inc.	23,723	$67,848	*
Celldex Therapeutics Inc.	3,455	93,147	*
Cellectar Biosciences Inc.	101,244	40,882	*
Chimerix Inc.	26,992	56,143	*
Cyclerion Therapeutics Inc.	75,786	41,591	*
CytomX Therapeutics Inc.	33,405	61,131	*
Deciphera Pharmaceuticals Inc.	8,685	114,208	*
Eagle Pharmaceuticals Inc.	5,475	243,254	*
GlycoMimetics Inc.	116,129	69,434	*
Gritstone bio Inc.	26,724	64,672	*
GT Biopharma Inc.	18,707	55,934	*
Homology Medicines Inc.	34,006	66,992	*
Infinity Pharmaceuticals Inc.	73,491	46,468	*
Intercept Pharmaceuticals Inc.	7,349	101,490	*
iTeos Therapeutics Inc.	4,342	89,445	*
Jounce Therapeutics Inc.	23,383	70,851	*
MacroGenics Inc.	4,676	13,794	*
NextCure Inc.	23,383	109,900	*
Novavax Inc.	1,804	92,780	*
PDL BioPharma Inc.	152,500	224,175	*(a)(b)
Pieris Pharmaceuticals Inc.	29,063	54,348	*
Precigen Inc.	33,405	44,763	*
Precision BioSciences Inc.	68,684	109,894	*
Prothena Corp. PLC	6,013	163,253	*
Puma Biotechnology Inc.	23,383	66,642	*
Qualigen Therapeutics Inc.	53,448	30,449	*
RAPT Therapeutics Inc.	8,351	152,406	*
REGENXBIO Inc.	5,478	135,307	*
Rigel Pharmaceuticals Inc.	53,448	60,396	*
Savara Inc.	177,634	270,004	*
Selecta Biosciences Inc.	59,395	77,807	*
Sio Gene Therapies Inc.	53,448	19,252	*
Solid Biosciences Inc.	50,108	30,846	*
Spectrum Pharmaceuticals Inc.	80,173	62,535	*
Surface Oncology Inc.	54,947	90,113	*
Sutro Biopharma Inc.	21,463	111,822	*
Synlogic Inc.	75,017	86,270	*
Syros Pharmaceuticals Inc.	42,090	40,520	*
T2 Biosystems Inc.	250,540	40,462	*
Tempest Therapeutics Inc.	10,173	21,618	*

See Notes to Financial Statements.

Franklin U.S. Small Cap Equity Fund 2022 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Franklin U.S. Small Cap Equity Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Biotechnology — continued
UNITY Biotechnology Inc.	60,864	$34,297	*
Vanda Pharmaceuticals Inc.	18,707	203,906	*
Vaxcyte Inc.	4,743	103,208	*
Verastem Inc.	104,558	121,287	*
Vir Biotechnology Inc.	7,349	187,179	*
Viracta Therapeutics Inc.	28,646	111,146	*
Voyager Therapeutics Inc.	17,171	101,481	*
Xencor Inc.	4,409	120,674	*
Total Biotechnology		6,479,007
Health Care Equipment & Supplies — 3.5%
Avanos Medical Inc.	5,946	162,564	*
Co-Diagnostics Inc.	23,383	131,179	*
Cutera Inc.	8,017	300,637	*
Electromed Inc.	23,196	223,609	*
iRadimed Corp.	4,208	142,820
Masimo Corp.	1,905	248,926	*
Meridian Bioscience Inc.	10,939	332,764	*
Natus Medical Inc.	11,206	367,221	*
Neogen Corp.	4,008	96,553	*
QuidelOrtho Corp.	3,007	292,220	*
Shockwave Medical Inc.	3,207	613,082	*
STAAR Surgical Co.	4,009	284,358	*
Varex Imaging Corp.	12,025	257,215	*
Zynex Inc.	17,638	140,751
Total Health Care Equipment & Supplies		3,593,899
Health Care Providers & Services — 3.1%
Addus HomeCare Corp.	3,675	306,054	*
AMN Healthcare Services Inc.	4,677	513,114	*
Ensign Group Inc.	12,026	883,550
Fulgent Genetics Inc.	4,276	233,170	*
Hanger Inc.	16,034	229,607	*
InfuSystem Holdings Inc.	12,025	115,801	*
Joint Corp.	10,021	153,421	*
Owens & Minor Inc.	8,017	252,135
Tenet Healthcare Corp.	8,018	421,426	*
Total Health Care Providers & Services		3,108,278
Health Care Technology — 0.3%
NextGen Healthcare Inc.	18,888	329,407	*
Pharmaceuticals — 1.0%
Amphastar Pharmaceuticals Inc.	8,685	302,151	*

See Notes to Financial Statements.

10	Franklin U.S. Small Cap Equity Fund 2022 Semi-Annual Report

Franklin U.S. Small Cap Equity Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Pharmaceuticals — continued
Assertio Holdings Inc.	50,108	$ 147,819	*
Cara Therapeutics Inc.	13,361	121,986	*
Clearside Biomedical Inc.	74,428	109,409	*
Iterum Therapeutics PLC	252,478	50,546	*
Seelos Therapeutics Inc.	73,491	49,996	*
Theravance Biopharma Inc.	10,021	90,790	*
VYNE Therapeutics Inc.	93,534	36,376	*
WaVe Life Sciences Ltd.	43,493	141,352	*
Total Pharmaceuticals		1,050,425
Total Health Care		14,561,016
Industrials — 15.7%
Aerospace & Defense — 0.5%
AAR Corp.	10,021	419,279	*
Astronics Corp.	13,361	135,881	*
Total Aerospace & Defense		555,160
Building Products — 0.9%
Alpha Pro Tech Ltd.	17,705	78,964	*
Caesarstone Ltd.	12,827	117,111
Masonite International Corp.	8,820	677,641	*
Total Building Products		873,716
Commercial Services & Supplies — 1.0%
CoreCivic Inc.	34,474	383,006	*
GEO Group Inc.	23,383	154,328	*
Healthcare Services Group Inc.	14,698	255,892
Pitney Bowes Inc.	40,086	145,111
Steelcase Inc., Class A Shares	10,021	107,526
Total Commercial Services & Supplies		1,045,863
Construction & Engineering — 1.3%
Argan Inc.	8,479	316,436
Dycom Industries Inc.	5,345	497,299	*
MYR Group Inc.	3,007	265,007	*
Orion Group Holdings Inc.	112,926	257,471	*
Total Construction & Engineering		1,336,213
Electrical Equipment — 0.2%
GrafTech International Ltd.	25,788	182,321
Machinery — 2.2%
Briggs & Stratton Corp.	158,200	0	* (a)(b)(c)
Greenbrier Cos. Inc.	11,156	401,505
Manitowoc Co. Inc.	23,383	246,223	*
Meritor Inc.	10,021	364,063	*

See Notes to Financial Statements.

Franklin U.S. Small Cap Equity Fund 2022 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Franklin U.S. Small Cap Equity Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Machinery — continued
Terex Corp.	12,025	$329,124
Titan International Inc.	59,060	891,806	*
Total Machinery		2,232,721
Professional Services — 3.4%
Barrett Business Services Inc.	1,604	116,883
CRA International Inc.	4,677	417,750
Exponent Inc.	3,675	336,152
FTI Consulting Inc.	3,274	592,103	*
Heidrick & Struggles International Inc.	7,349	237,814
Insperity Inc.	7,216	720,373
Kforce Inc.	12,026	737,675
TrueBlue Inc.	13,328	238,571	*
Total Professional Services		3,397,321
Road & Rail — 1.4%
ArcBest Corp.	5,345	376,128
Covenant Logistics Group Inc.	15,366	385,533
Werner Enterprises Inc.	16,034	617,950
Total Road & Rail		1,379,611
Trading Companies & Distributors — 4.8%
BlueLinx Holdings Inc.	10,022	669,570	*
Boise Cascade Co.	5,345	317,974
Herc Holdings Inc.	5,345	481,852
MRC Global Inc.	46,767	465,799	*
NOW Inc.	66,810	653,402	*
Rush Enterprises Inc., Class A Shares	11,357	547,407
Textainer Group Holdings Ltd.	13,361	366,225
Titan Machinery Inc.	10,021	224,571	*
Triton International Ltd.	9,354	492,488
Veritiv Corp.	6,348	689,075	*
Total Trading Companies & Distributors		4,908,363
Total Industrials		15,911,289
Information Technology — 13.1%
Communications Equipment — 1.2%
ADTRAN Inc.	19,375	339,644
Applied Optoelectronics Inc.	34,741	53,849	*
EMCORE Corp.	45,230	138,856	*
Extreme Networks Inc.	30,064	268,171	*
NETGEAR Inc.	8,710	161,309	*
NetScout Systems Inc.	9,687	327,905	*
Total Communications Equipment		1,289,734

See Notes to Financial Statements.

12	Franklin U.S. Small Cap Equity Fund 2022 Semi-Annual Report

Franklin U.S. Small Cap Equity Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Electronic Equipment, Instruments & Components — 1.2%
Arlo Technologies Inc.	44,963	$ 281,918	*
Avnet Inc.	4,008	171,863
Sanmina Corp.	8,017	326,532	*
TTM Technologies Inc.	21,379	267,238	*
Vishay Intertechnology Inc.	8,017	142,863
Total Electronic Equipment, Instruments & Components		1,190,414
IT Services — 1.2%
Bread Financial Holdings Inc.	3,674	136,158
ExlService Holdings Inc.	5,011	738,271	*
Grid Dynamics Holdings Inc.	19,709	331,505	*
Total IT Services		1,205,934
Semiconductors & Semiconductor Equipment — 2.6%
Amkor Technology Inc.	38,708	656,101
Axcelis Technologies Inc.	11,091	608,230	*
Everspin Technologies Inc.	23,383	122,527	*
Kulicke & Soffa Industries Inc.	8,017	343,208
Lattice Semiconductor Corp.	2,805	136,042	*
Photronics Inc.	26,724	520,583	*
SunPower Corp.	16,034	253,498	*
Total Semiconductors & Semiconductor Equipment		2,640,189
Software — 6.7%
A10 Networks Inc.	34,340	493,809
Alarm.com Holdings Inc.	5,011	309,981	*
Box Inc., Class A Shares	33,100	832,134	*
ChannelAdvisor Corp.	12,025	175,325	*
CommVault Systems Inc.	8,441	530,939	*
Domo Inc., Class B Shares	4,008	111,422	*
eGain Corp.	20,644	201,279	*
HubSpot Inc.	668	200,834	*
LiveRamp Holdings Inc.	8,017	206,919	*
Manhattan Associates Inc.	4,677	535,984	*
Paylocity Holding Corp.	2,873	501,109	*
Qualys Inc.	5,078	640,539	*
Sprout Social Inc., Class A Shares	4,677	271,593	*
SPS Commerce Inc.	4,143	468,366	*
Tenable Holdings Inc.	11,357	515,721	*
Varonis Systems Inc.	7,883	231,130	*
Workiva Inc.	5,011	330,676	*
Zuora Inc., Class A Shares	24,051	215,256	*
Total Software		6,773,016

See Notes to Financial Statements.

Franklin U.S. Small Cap Equity Fund 2022 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Franklin U.S. Small Cap Equity Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Technology Hardware, Storage & Peripherals — 0.2%
Stratasys Ltd.	12,025	$225,349	*
Total Information Technology		13,324,636
Materials — 3.6%
Chemicals — 1.3%
AdvanSix Inc.	12,025	402,116
American Vanguard Corp.	12,827	286,684
PureCycle Technologies Inc.	30,732	228,031	*
Tronox Holdings PLC, Class A Shares	25,756	432,701
Total Chemicals		1,349,532
Metals & Mining — 1.4%
Alcoa Corp.	9,353	426,310
Haynes International Inc.	9,487	310,889
SunCoke Energy Inc.	90,862	618,770
Total Metals & Mining		1,355,969
Paper & Forest Products — 0.9%
Clearwater Paper Corp.	10,989	369,560	*
Resolute Forest Products Inc.	42,691	544,737	*
Total Paper & Forest Products		914,297
Total Materials		3,619,798
Real Estate — 7.0%
Equity Real Estate Investment Trusts (REITs) — 5.4%
Apple Hospitality REIT Inc.	33,405	490,051
Braemar Hotels & Resorts Inc.	33,405	143,308
CareTrust REIT Inc.	21,463	395,778
Chatham Lodging Trust	24,854	259,724	*
Corporate Office Properties Trust	14,595	382,243
DiamondRock Hospitality Co.	65,682	539,249	*
Hersha Hospitality Trust	66,810	655,406	*
Innovative Industrial Properties Inc.	2,662	292,474
Outfront Media Inc.	18,039	305,761
Pebblebrook Hotel Trust	17,370	287,821
Piedmont Office Realty Trust Inc., Class A Shares	23,717	311,167
RLJ Lodging Trust	28,125	310,219
Sabra Health Care REIT Inc.	16,702	233,327
Summit Hotel Properties Inc.	33,016	240,026	*
Sunstone Hotel Investors Inc.	52,926	525,026	*
Xenia Hotels & Resorts Inc.	8,685	126,193	*
Total Equity Real Estate Investment Trusts (REITs)		5,497,773
Real Estate Management & Development — 1.6%
Douglas Elliman Inc.	22,047	105,605

See Notes to Financial Statements.

14	Franklin U.S. Small Cap Equity Fund 2022 Semi-Annual Report

Franklin U.S. Small Cap Equity Fund

(Percentages shown based on Fund net assets)

Security		Shares	Value
Real Estate Management & Development — continued
eXp World Holdings Inc.		13,361	$157,259
Forestar Group Inc.		22,047	301,824	*
Jones Lang LaSalle Inc.		1,950	340,977	*
Marcus & Millichap Inc.		9,379	346,929
Newmark Group Inc., Class A Shares		27,726	268,110
RE/MAX Holdings Inc., Class A Shares		3,374	82,731
Total Real Estate Management & Development			1,603,435
Total Real Estate			7,101,208
Utilities — 3.6%
Electric Utilities — 2.6%
ALLETE Inc.		7,350	432,033
IDACORP Inc.		5,145	544,958
Otter Tail Corp.		4,009	269,124
PNM Resources Inc.		10,689	510,721
Portland General Electric Co.		17,036	823,350
Total Electric Utilities			2,580,186
Gas Utilities — 0.7%
National Fuel Gas Co.		4,878	322,192
Northwest Natural Holding Co.		6,949	368,992
Total Gas Utilities			691,184
Water Utilities — 0.3%
Consolidated Water Co. Ltd.		23,498	340,721
Total Utilities			3,612,091
Total Common Stocks (Cost — $102,344,723)			98,420,217
Investments in Underlying Funds — 2.0%
iShares Trust, iShares Russell 2000 ETF (Cost — $2,047,487)		11,995	2,031,473
Total Investments before Short-Term Investments (Cost — $104,392,210)			100,451,690

	Rate
Short-Term Investments — 3.1%
Invesco Treasury Portfolio, Institutional Class (Cost — $3,128,538)	1.322%	3,128,538	3,128,538
Total Investments — 102.1% (Cost — $107,520,748)			103,580,228
Liabilities in Excess of Other Assets — (2.1)%			(2,103,952)
Total Net Assets — 100.0%			$101,476,276

See Notes to Financial Statements.

Franklin U.S. Small Cap Equity Fund 2022 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

June 30, 2022

Franklin U.S. Small Cap Equity Fund

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	Security is valued using significant unobservable inputs (Note 1).

(c)	Value is less than $1.

Abbreviation(s) used in this schedule:

CVR	— Contingent Value Rights

ETF	— Exchange-Traded Fund

REIT	— Real Estate Investment Trust

See Notes to Financial Statements.

16	Franklin U.S. Small Cap Equity Fund 2022 Semi-Annual Report

Statement of assets and liabilities (unaudited)

June 30, 2022

Assets:
Investments, at value (Cost — $107,520,748)	$103,580,228
Receivable for Fund shares sold	372,287
Dividends receivable	62,194
Other assets	128,290
Prepaid expenses	27,117
Total Assets	104,170,116

Liabilities:
Payable for securities purchased	2,047,487
Payable for Fund shares repurchased	358,675
Trustees’ fees payable	130,338
Investment management fee payable	55,465
Service and/or distribution fees payable	11,914
Due to custodian	167
Accrued expenses	89,794
Total Liabilities	2,693,840
Total Net Assets	$101,476,276

Net Assets:
Par value (Note 7)	$95
Paid-in capital in excess of par value	97,477,053
Total distributable earnings (loss)	3,999,128
Total Net Assets	$101,476,276

Net Assets:
Class A	$53,861,006
Class C	$317,737
Class FI	$15,817
Class I	$1,637,142
Class IS	$45,644,574

Shares Outstanding:
Class A	5,052,530
Class C	33,936
Class FI	1,581
Class I	148,092
Class IS	4,277,850

Net Asset Value:
Class A (and redemption price)	$10.66
Class C*	$9.36
Class FI (and redemption price)	$10.00
Class I (and redemption price)	$11.05
Class IS (and redemption price)	$10.67
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%; 5.50% effective August 15, 2022)	$11.31

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

Franklin U.S. Small Cap Equity Fund 2022 Semi-Annual Report	17

Statement of operations (unaudited)

For the Six Months Ended June 30, 2022

Investment Income:
Dividends	$715,795
Less: Foreign taxes withheld	(2,624)
Total Investment Income	713,171

Expenses:
Investment management fee (Note 2)	552,091
Service and/or distribution fees (Notes 2 and 5)	77,864
Transfer agent fees (Note 5)	69,226
Registration fees	34,451
Fund accounting fees	34,308
Audit and tax fees	19,514
Legal fees	13,392
Shareholder reports	6,947
Trustees’ fees	6,775
Custody fees	504
Commitment fees (Note 8)	369
Insurance	260
Interest expense	8
Miscellaneous expenses	4,246
Total Expenses	819,955
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(87,670)
Net Expenses	732,285
Net Investment Loss	(19,114)

Realized and Unrealized Gain (Loss) on Investments (Notes 1, 3 and 9):
Net Realized Gain From Investment Transactions	7,878,983
Change in Net Unrealized Appreciation (Depreciation) From Investments	(41,898,444)
Net Loss on Investments	(34,019,461)
Decrease in Net Assets From Operations	$(34,038,575)

See Notes to Financial Statements.

18	Franklin U.S. Small Cap Equity Fund 2022 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended June 30, 2022 (unaudited) and the Year Ended December 31, 2021	2022	2021

Operations:
Net investment income (loss)	$(19,114)	$594,356
Net realized gain	7,878,983	36,266,908
Change in net unrealized appreciation (depreciation)	(41,898,444)	14,428,905
Increase (Decrease) in Net Assets From Operations	(34,038,575)	51,290,169

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(2,165,633)	(37,064,492)
Decrease in Net Assets From Distributions to Shareholders	(2,165,633)	(37,064,492)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	7,639,242	63,327,830
Reinvestment of distributions	2,161,840	36,966,915
Cost of shares repurchased	(24,410,038)	(106,431,692)
Shares redeemed in-kind (Note 9)	(37,396,485)	—
Decrease in Net Assets From Fund Share Transactions	(52,005,441)	(6,136,947)
Increase (Decrease) in Net Assets	(88,209,649)	8,088,730

Net Assets:
Beginning of period	189,685,925	181,597,195
End of period	$101,476,276	$189,685,925

See Notes to Financial Statements.

Franklin U.S. Small Cap Equity Fund 2022 Semi-Annual Report	19

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$13.71	$13.09	$12.22	$10.29	$13.55	$13.58

Income (loss) from operations:
Net investment income (loss)	(0.02)	0.04	0.04	0.04	0.02	0.00 [3]
Net realized and unrealized gain (loss)	(2.85)	3.84	1.29	2.05	(2.13)	1.15
Total income (loss) from operations	(2.87)	3.88	1.33	2.09	(2.11)	1.15

Less distributions from:
Net investment income	(0.01)	(0.00) [3]	(0.10)	(0.02)	(0.01)	(0.19)
Net realized gains	(0.17)	(3.26)	(0.36)	(0.14)	(1.14)	(0.99)
Total distributions	(0.18)	(3.26)	(0.46)	(0.16)	(1.15)	(1.18)

Net asset value, end of period	$10.66	$13.71	$13.09	$12.22	$10.29	$13.55
Total return[4]	(20.89)%	30.03%	10.99%	20.43%	(15.58)%	8.46%

Net assets, end of period (000s)	$53,861	$68,716	$12,128	$13,223	$11,916	$18,602

Ratios to average net assets:
Gross expenses	1.32%[5]	1.32%	1.27%	1.24%	1.22%	1.19%
Net expenses[6,7]	1.20 [5]	1.19	1.14	1.12	1.13	1.19
Net investment income (loss)	(0.29) [5]	0.23	0.37	0.38	0.11	0.03

Portfolio turnover rate	15%[8]	39%	37%	51%	26%	41%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2022 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class A shares did not exceed 1.30%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. The manager currently intends to voluntarily waive fees and/or reimburse expenses so that total annual fund operating expenses do not exceed 1.20%. This arrangement is expected to continue until December 31, 2023, but may be terminated at any time by the manager. These expense limitation arrangements do not include interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

20	Franklin U.S. Small Cap Equity Fund 2022 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$12.10	$11.95	$11.17	$9.47	$12.66	$12.76

Income (loss) from operations:
Net investment loss	(0.06)	(0.12)	(0.04)	(0.05)	(0.08)	(0.09)
Net realized and unrealized gain (loss)	(2.51)	3.53	1.18	1.89	(1.97)	1.07
Total income (loss) from operations	(2.57)	3.41	1.14	1.84	(2.05)	0.98

Less distributions from:
Net investment income	—	—	—	—	—	(0.09)
Net realized gains	(0.17)	(3.26)	(0.36)	(0.14)	(1.14)	(0.99)
Total distributions	(0.17)	(3.26)	(0.36)	(0.14)	(1.14)	(1.08)

Net asset value, end of period	$9.36	$12.10	$11.95	$11.17	$9.47	$12.66
Total return[3]	(21.23)%	28.92%	10.16%	19.52%	(16.18)%	7.66%

Net assets, end of period (000s)	$318	$326	$640	$1,125	$3,579	$5,110

Ratios to average net assets:
Gross expenses	2.15%[4]	2.04%	2.05%	2.04%[5]	1.93%[5]	1.96%[5]
Net expenses[6,7]	1.95 [4]	1.95	1.91	1.93 [5]	1.83 [5]	1.95 [5]
Net investment loss	(1.15) [4]	(0.84)	(0.42)	(0.42)	(0.58)	(0.73)

Portfolio turnover rate	15%[8]	39%	37%	51%	26%	41%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2022 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class C shares did not exceed 2.05%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. The manager currently intends to voluntarily waive fees and/or reimburse expenses so that total annual fund operating expenses do not exceed 1.95%. This arrangement is expected to continue until December 31, 2023, but may be terminated at any time by the manager. These expense limitation arrangements do not include interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

Franklin U.S. Small Cap Equity Fund 2022 Semi-Annual Report	21

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class FI Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$12.86	$12.45	$11.61	$9.78	$12.96	$13.04

Income (loss) from operations:
Net investment income (loss)	(0.02)	0.00 [3]	0.02	0.04	0.00 [3]	0.00 [3]
Net realized and unrealized gain (loss)	(2.67)	3.67	1.24	1.95	(2.04)	1.11
Total income (loss) from operations	(2.69)	3.67	1.26	1.99	(2.04)	1.11

Less distributions from:
Net investment income	—	—	(0.06)	(0.02)	—	(0.20)
Net realized gains	(0.17)	(3.26)	(0.36)	(0.14)	(1.14)	(0.99)
Total distributions	(0.17)	(3.26)	(0.42)	(0.16)	(1.14)	(1.19)

Net asset value, end of period	$10.00	$12.86	$12.45	$11.61	$9.78	$12.96
Total return[4]	(20.90)%	29.85%	10.94%	20.42%	(15.73)%	8.49%

Net assets, end of period (000s)	$16	$23	$18	$150	$107	$216

Ratios to average net assets:
Gross expenses	1.82%[5]	1.77%	1.72%	1.41%[6]	1.36%[6]	1.28%
Net expenses[7,8]	1.20 [5]	1.20	1.20	1.20 [6]	1.20 [6]	1.20
Net investment income (loss)	(0.27) [5]	0.03	0.24	0.33	0.02	0.04

Portfolio turnover rate	15%[9]	39%	37%	51%	26%	41%[9]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2022 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class FI shares did not exceed 1.30%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. The manager currently intends to voluntarily waive fees and/or reimburse expenses so that total annual fund operating expenses do not exceed 1.20%. This arrangement is expected to continue until December 31, 2023, but may be terminated at any time by the manager. These expense limitation arrangements do not include interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

22	Franklin U.S. Small Cap Equity Fund 2022 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2022[2]		2021	2020	2019	2018	2017

Net asset value, beginning of period	$14.18		$13.43	$12.52	$10.53	$13.84	$13.85

Income (loss) from operations:
Net investment income	0.00	[3]	0.04	0.07	0.07	0.04	0.04
Net realized and unrealized gain (loss)	(2.95)		3.97	1.33	2.11	(2.18)	1.18
Total income (loss) from operations	(2.95)		4.01	1.40	2.18	(2.14)	1.22

Less distributions from:
Net investment income	(0.01)		(0.00) [3]	(0.13)	(0.05)	(0.03)	(0.24)
Net realized gains	(0.17)		(3.26)	(0.36)	(0.14)	(1.14)	(0.99)
Total distributions	(0.18)		(3.26)	(0.49)	(0.19)	(1.17)	(1.23)

Net asset value, end of period	$11.05		$14.18	$13.43	$12.52	$10.53	$13.84
Total return[4]	(20.78)%		30.22%	11.26%	20.74%	(15.41)%	8.77%

Net assets, end of period (000s)	$1,637		$2,274	$3,718	$4,257	$10,457	$22,847

Ratios to average net assets:
Gross expenses	1.09%[5]		1.03%	1.06%	1.05%[6]	1.01%[6]	0.92%[6]
Net expenses[7,8]	0.90	[5]	0.90	0.90	0.90 [6]	0.90 [6]	0.90 [6]
Net investment income	0.01	[5]	0.27	0.60	0.58	0.31	0.32

Portfolio turnover rate	15%[9]		39%	37%	51%	26%	41%[9]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2022 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class I shares did not exceed 1.00%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. The manager currently intends to voluntarily waive fees and/or reimburse expenses so that total annual fund operating expenses do not exceed 0.90%. This arrangement is expected to continue until December 31, 2023, but may be terminated at any time by the manager. These expense limitation arrangements do not include interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

Franklin U.S. Small Cap Equity Fund 2022 Semi-Annual Report	23

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$13.73	$13.07	$12.19	$10.26	$13.54	$13.56

Income (loss) from operations:
Net investment income	0.01	0.07	0.08	0.09	0.07	0.06
Net realized and unrealized gain (loss)	(2.85)	3.85	1.30	2.05	(2.15)	1.17
Total income (loss) from operations	(2.84)	3.92	1.38	2.14	(2.08)	1.23

Less distributions from:
Net investment income	(0.05)	(0.00) [3]	(0.14)	(0.07)	(0.06)	(0.26)
Net realized gains	(0.17)	(3.26)	(0.36)	(0.14)	(1.14)	(0.99)
Total distributions	(0.22)	(3.26)	(0.50)	(0.21)	(1.20)	(1.25)

Net asset value, end of period	$10.67	$13.73	$13.07	$12.19	$10.26	$13.54
Total return[4]	(20.66)%	30.38%	11.47%	20.92%	(15.33)%	9.02%

Net assets, end of period (000s)	$45,645	$118,348	$122,658	$126,394	$103,403	$142,102

Ratios to average net assets:
Gross expenses	0.85%[5]	0.84%	0.89%	0.86%[6]	0.85%[6]	0.76%
Net expenses[7,8]	0.75 [5]	0.75	0.75	0.75 [6]	0.75 [6]	0.75
Net investment income	0.15 [5]	0.46	0.76	0.77	0.50	0.47

Portfolio turnover rate	15%[9]	39%	37%	51%	26%	41%[9]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2022 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class IS shares did not exceed 0.75%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. These expense limitation arrangements do not include interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

24	Franklin U.S. Small Cap Equity Fund 2022 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Franklin U.S. Small Cap Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When

Franklin U.S. Small Cap Equity Fund 2022 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

26	Franklin U.S. Small Cap Equity Fund 2022 Semi-Annual Report

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Long-Term Investments†:
Common Stocks:
Health Care	$14,336,841	—	$224,175		$14,561,016
Industrials	15,911,289	—	0	*	15,911,289
Other Common Stocks	67,947,912	—	—		67,947,912
Investments in Underlying Funds	2,031,473	—	—		2,031,473
Total Long-Term Investments	100,227,515	—	224,175		100,451,690
Short-Term Investments†	3,128,538	—	—		3,128,538
Total Investments	$103,356,053	—	$224,175		$103,580,228

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

(b) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

Franklin U.S. Small Cap Equity Fund 2022 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

(d) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(e) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(g) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(h) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2021, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

28	Franklin U.S. Small Cap Equity Fund 2022 Semi-Annual Report

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Franklin Advisers, Inc. (“Franklin Advisers”) is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. LMPFA, Franklin Advisers and Western Asset are wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.70% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the cash and short-term instruments allocated to Western Asset. To the extent LMPFA receives a management fee after taking into account its contractual obligation to limit expenses as discussed below, LMPFA pays Franklin Advisers monthly the entire management fee it receives from the Fund, net of any fees paid to Western Asset. For Western Asset’s services to the Fund, LMPFA pays Western Asset monthly 0.02% of the portion of the Fund’s average daily net assets that are allocated to Western Asset by LMPFA.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class FI, Class I and Class IS shares did not exceed 1.30%, 2.05%, 1.30%, 1.00% and 0.75%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

As a result of voluntary expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets did not exceed 1.20%, 1.95%, 1.20% and 0.90% for Class A, Class C, Class FI and Class I shares, respectively. These arrangements are expected to continue until December 31, 2023, but may be terminated at any time by LMPFA.

During the six months ended June 30, 2022, fees waived and/or expenses reimbursed amounted to $87,670.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Franklin U.S. Small Cap Equity Fund 2022 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

Pursuant to these arrangements, at June 30, 2022, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class C	Class FI	Class I	Class IS
Expires December 31, 2022	$14,462	$2,605	$286	$12,984	$145,072
Expires December 31, 2023	14,124	961	285	5,132	143,218
Expires December 31, 2024	48,505	467	119	4,886	109,106
Expires December 31, 2025	37,842	265	62	1,875	47,626
Total fee waivers/expense reimbursements subject to recapture	$114,933	$4,298	$752	$24,877	$445,022

For the six months ended June 30, 2022, LMPFA did not recapture any fees.

Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

There is a maximum initial sales charge of 5.75% (5.50% effective August 15, 2022) for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2022, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$16,708	—
CDSCs	16	$52

Under a Deferred Compensation Plan (the “Plan”), Trustees may have elected to defer receipt of all or a specified portion of their compensation. A participating Trustee selected one or more funds managed by LMPFA or an affiliate of LMPFA in which his or her deferred trustee’s fees were deemed to be invested. Until distributed in accordance with the Plan, deferred amounts remain in the Fund and are included in Trustees’ fee payable on the Statement of Assets and Liabilities. In May 2015, the Board of Trustees approved an amendment to the Plan so that effective January 1, 2016, no compensation earned after that date may be deferred under the Plan.

30	Franklin U.S. Small Cap Equity Fund 2022 Semi-Annual Report

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

As of June 30, 2022, Franklin Resources and its affiliates owned 44% of the Fund.

3. Investments

During the six months ended June 30, 2022, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$24,108,338
Sales	40,761,825	*

*	Excludes value of securities delivered as a result of redemptions in-kind totaling $36,969,760 (Note 9).

At June 30, 2022, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$107,520,748	$19,746,622	$(23,687,142)	$(3,940,520)

4. Derivative instruments and hedging activities

During the six months ended June 30, 2022, the Fund did not invest in derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C and Class FI shares calculated at the annual rate of 0.25%, 1.00% and 0.25% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2022, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$76,511	$66,215
Class C	1,328	387
Class FI	25	73
Class I	—	2,296
Class IS	—	255
Total	$77,864	$69,226

Franklin U.S. Small Cap Equity Fund 2022 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

For the six months ended June 30, 2022, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$37,842
Class C	265
Class FI	62
Class I	1,875
Class IS	47,626
Total	$87,670

6. Distributions to shareholders by class

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
Net Investment Income:
Class A	$67,666	$3,726
Class A2†	—	13,178
Class C	—	—
Class FI	—	—
Class I	1,673	1,090
Class IS	280,665	32,012
Total	$350,004	$50,006

Net Realized Gains:
Class A	$840,530	$12,727,696
Class A2†	—	652,953
Class C	5,487	76,510
Class FI	262	4,581
Class I	24,969	497,914
Class IS	944,381	23,054,832
Total	$1,815,629	$37,014,486

†	On June 24, 2021, the Fund converted its Class A2 shares into Class A shares.

7. Shares of beneficial interest

At June 30, 2022, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

32	Franklin U.S. Small Cap Equity Fund 2022 Semi-Annual Report

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2022		Year Ended December 31, 2021
	Shares	Amount	Shares	Amount
Class A
Shares sold	327,046	$4,068,073	3,418,673	$56,975,302
Shares issued on reinvestment	86,343	904,876	933,442	12,642,639
Shares repurchased	(374,600)	(4,638,205)	(264,646)	(4,201,587)
Net increase	38,789	$334,744	4,087,469	$65,416,354

Class A2†
Shares sold	—	—	206,483	$3,130,358
Shares issued on reinvestment	—	—	41,452	666,131
Shares repurchased	—	—	(3,543,865)	(57,777,926)
Net decrease	—	—	(3,295,930)	$(53,981,437)

Class C
Shares sold	14,971	$160,176	2,189	$32,102
Shares issued on reinvestment	593	5,462	6,210	75,994
Shares repurchased	(8,586)	(93,124)	(35,031)	(523,101)
Net increase (decrease)	6,978	$72,514	(26,632)	$(415,005)

Class FI
Shares sold	38	$434	277	$4,494
Shares issued on reinvestment	27	262	358	4,581
Shares repurchased	(240)	(2,540)	(331)	(5,102)
Net increase (decrease)	(175)	$(1,844)	304	$3,973

Class I
Shares sold	731	$9,680	53,008	$860,134
Shares issued on reinvestment	2,409	26,194	34,446	490,726
Shares repurchased	(15,398)	(195,700)	(203,942)	(3,401,542)
Net decrease	(12,258)	$(159,826)	(116,488)	$(2,050,682)

Class IS
Shares sold	303,123	$3,400,879	144,199	$2,325,440
Shares issued on reinvestment	116,782	1,225,046	1,685,716	23,086,844
Shares repurchased	(1,762,435)	(19,480,469)	(2,597,631)	(40,522,434)
Shares redeemed in-kind	(2,998,916)	(37,396,485)	—	—
Net decrease	(4,341,446)	$(52,251,029)	(767,716)	$(15,110,150)

†

On June 24, 2021, the Fund converted 3,251,396 Class A2 shares into 3,192,987 Class A shares, valued at $53,322,889. These amounts are reflected in the Class A shares sold and Class A2 shares repurchased, respectively.

8. Redemption facility

On February 4, 2022, the Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, became a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 3, 2023.

Franklin U.S. Small Cap Equity Fund 2022 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended June 30, 2022.

9. Redemptions in-kind

The Fund may make payment for Fund shares redeemed wholly or in part by distributing portfolio securities to shareholders. For the six months ended June 30, 2022, the Fund had redemptions in-kind with total proceeds in the amount of $37,396,485. The net realized gain on these redemptions in-kind amounted to $6,152,307, which was not realized for tax purposes.

10. Recent accounting pronouncements

In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-03, Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management is currently evaluating the impact, if any, of applying this ASU.

*  *  *

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

34	Franklin U.S. Small Cap Equity Fund 2022 Semi-Annual Report

11. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

*  *  *

On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board of Trustees.

Franklin U.S. Small Cap Equity Fund 2022 Semi-Annual Report	35

Board approval of management and subadvisory agreements (unaudited)

At an in-person meeting of the Board of Trustees of Legg Mason Global Asset Management Trust (the “Trust”) held on May 4 and 5, 2022, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to Franklin U.S. Small Cap Equity Fund, a series of the Trust (the “Fund”), and the sub-advisory agreement pursuant to which Franklin Advisers, Inc. (“Franklin Advisers”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company, LLC (“Western Asset” and, together with Franklin Advisers, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”

Background

The Board received extensive information in advance of the meeting to assist it in its consideration of the Agreements and asked questions and requested additional information from management. Throughout the year, the Board (including its various committees) had met with representatives of the Manager and the Subadvisers, and had received information relevant to the renewal of the Agreements. Prior to the meeting, the Independent Trustees met with their independent legal counsel to discuss and consider the information provided and submitted questions to management, and they considered the responses provided. The Board received and considered a variety of information about the Manager and the Subadvisers, as well as the management, advisory and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The information received and considered by the Board both in conjunction with the May 2022 meeting and throughout the year was both written and oral. The contractual arrangements discussed below are the product of multiple years of review and negotiation and information received and considered by the Board during those years.

The information provided and presentations made to the Board encompassed the Fund and all other funds overseen by the Board. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadvisers pursuant to the Sub-Advisory Agreements.

Board approval of management agreement and sub-advisory agreements

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the

36	Franklin U.S. Small Cap Equity Fund

proposed continuation of the Agreements. The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Sub-Advisory Agreements in private sessions with their independent legal counsel at which no representatives of the Manager and Subadvisers were present. The Independent Trustees considered the Management Agreement and each Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Subadvisers in providing services to the Fund.

In approving the Agreements, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and each Sub-Advisory Agreement.

After considering all relevant factors and information, the Board, exercising its business judgment, determined that the continuation of the Agreements was in the best interests of the Fund and its shareholders and approved the continuation of each such agreement for another year.

Nature, extent and quality of the services under the management agreement and sub-advisory agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadvisers under the Management Agreement and the Sub-Advisory Agreements, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadvisers took into account the Board’s knowledge gained as Trustees of funds in the fund complex overseen by the Trustees, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Subadvisers, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadvisers, and of the undertakings required of the Manager and Subadvisers in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the risks associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the Manager’s and each Subadviser’s risk management processes.

Franklin U.S. Small Cap Equity Fund	37

Board approval of management and subadvisory agreements (unaudited) (cont’d)

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and each Subadviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Manager and the Subadvisers. The Board recognized the importance of having a fund manager with significant resources.

The Board considered the division of responsibilities among the Manager and the Subadvisers and the oversight provided by the Manager. The Board also considered the policies and practices of the Manager and the Subadvisers regarding the selection of brokers and dealers and the execution of portfolio transactions. The Board considered management’s periodic reports to the Board on, among other things, its business plans, any organizational changes and portfolio manager compensation.

Performance Comparisons. The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on classifications provided by Thomson Reuters Lipper (“Lipper”). The Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. The Board also considered the Fund’s performance in light of overall financial market conditions.

The information comparing the Fund’s performance to that of its Performance Universe, consisting of all retail and institutional funds (including the Fund) classified as small-cap core funds by Lipper, showed, among other data, that the performance of the Fund’s Class I shares for the one-, three-, five- and ten-year periods ended December 31, 2021 was above the median performance of the funds in the Performance Universe for the one- and three-year periods, was below the median performance of the funds in the Performance Universe for the five-year period, and was approximately equivalent to the median performance of the funds in the Performance Universe for the ten-year period. The Board considered the relative proximity of the Fund’s performance to the Performance Universe medians and noted the explanations from the Manager and Franklin Advisers concerning the reasons for the Fund’s relative performance versus the peer group for the various periods. The Board also noted that the Fund’s performance was ahead of its peer group and benchmark for the quarter ended March 31, 2022.

38	Franklin U.S. Small Cap Equity Fund

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and each Sub-Advisory Agreement were sufficient for renewal.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee payable by the Fund to the Manager (the “Contractual Management Fee”) and the actual management fees paid by the Fund to the Manager (the “Actual Management Fee”) in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadvisers, respectively. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Fund. The Board also noted that the compensation paid to the Subadvisers is the responsibility and expense of the Manager, not the Fund.

The Board received and considered information provided by Broadridge comparing the Contractual Management Fee and the Actual Management Fee and the Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected by Broadridge based on classifications provided by Lipper. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the selection of the peer group. The Board also reviewed information regarding fees charged by the Manager and/or the Subadvisers to other U.S. clients investing primarily in an asset class similar to that of the Fund, noting that there were none.

The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts, and the differences in the degree of entrepreneurial and other risks borne by the Manager in managing the Fund and in managing other types of accounts.

The Board considered the overall management fee, the fees of each of the Subadvisers and the amount of the management fee retained by the Manager after payment of the subadvisory fees, in each case in light of the services rendered for those amounts. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

Franklin U.S. Small Cap Equity Fund	39

Board approval of management and subadvisory agreements (unaudited) (cont’d)

The Board also received and considered information comparing the Fund’s Contractual Management Fee and Actual Management Fee as well as its actual total expense ratio with those of a group of institutional funds consisting of 16 small-cap core funds (including the Fund) selected by Broadridge to be comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Broadridge consisting of all institutional small-cap core funds (including the Fund) (the “Expense Universe”). This information showed that the Fund’s Contractual Management Fee was below the median of management fees payable by the funds in the Expense Group and that the Fund’s Actual Management Fee was below the median of management fees paid by the funds in the Expense Group and below the median of management fees paid by the funds in the Expense Universe. This information also showed that the Fund’s actual total expense ratio was below the median of the total expense ratios of the funds in the Expense Group and below the median of the actual total expense ratios of the funds in the Expense Universe. The Board also considered that the current limitation on the Fund’s expenses is expected to continue until and expire on December 31, 2023.

Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the subadvisory fees for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreements.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason Funds complex as a whole. The Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale with respect to the management of the Fund as the Fund’s assets grow. The Board also noted the size of the Fund.

The Board determined that the management fee structure for the Fund was reasonable.

Other benefits to the Manager and the Subadvisers

The Board considered other benefits received by the Manager, the Subadvisers and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders, including the recent appointment of an affiliate of the Manager as the transfer agent of the Fund.

40	Franklin U.S. Small Cap Equity Fund

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadvisers to the Fund, the Board considered that the ancillary benefits that the Manager, the Subadvisers and their affiliates received were reasonable.

Franklin U.S. Small Cap Equity Fund	41

Statement regarding liquidity risk management program (unaudited)

Each Fund has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP is designed to assess and manage each Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities and Exchange Commission (“SEC”) (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

The Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) is the appointed Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for Franklin Templeton and Legg Mason products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Legal, Investment Compliance, Investment Operations, Valuation Committee, Product Management and Global Product Strategy.

In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.

42	Franklin U.S. Small Cap Equity Fund

Each Fund primarily holds liquid assets that are defined under the Liquidity Rule as “Highly Liquid Investments,” and therefore is not required to establish an HLIM. Highly Liquid Investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

At meetings of the Funds’ Board of Trustees/Directors held in May 2022, the Program Administrator provided a written report to the Board addressing the adequacy and effectiveness of the program for the year ended December 31, 2021. The Program Administrator report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP, including the Highly Liquid Investment Minimum (“HLIM”) where applicable, was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.

Franklin U.S. Small Cap Equity Fund	43

Franklin

U.S. Small Cap Equity Fund

Trustees

Paul R. Ades

Andrew L. Breech

Althea L. Duersten

Chair

Stephen R. Gross

Susan M. Heilbron

Howard J. Johnson

Arnold L. Lehman

Robin J. W. Masters

Jerome H. Miller

Ken Miller

G. Peter O’Brien

Thomas F. Schlafly

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Franklin Advisers, Inc.

Distributor

Franklin Distributors, LLC

Custodian

The Bank of New York Mellon

Transfer agent

Franklin Templeton Investor Services, LLC

3344 Quality Drive

Rancho Cordova, CA 95670-7313

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Franklin U.S. Small Cap Equity Fund

The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.

Franklin U.S. Small Cap Equity Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Franklin U.S. Small Cap Equity Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2022 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Franklin Distributors, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform. The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary, so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.franklintempleton.com, or contact the Fund at 877-6LM-FUND/656-3863.

Revised April 2018

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker,

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

•

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

•	You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2020

NOT PART OF THE SEMI-ANNUAL REPORT

www.franklintempleton.com

© 2022 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

BATX013860 8/22 SR22-4461

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 23, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 23, 2022

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	August 23, 2022